Mining and Income Taxation - Summary of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Components of Mining and Income Tax [Line Items]
- dividend withholding tax	$ (15.5)	$ 0.0	$ 0.0
Total mining and income taxation	65.9	(173.2)	(189.5)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2017: 34.0% and 2016: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	139.6	(51.8)	(121.5)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	(6.7)	19.2	22.4
Non-deductible share-based payments	(12.8)	(9.1)	(4.8)
Non-deductible exploration expense	(22.1)	(19.7)	(15.2)
Deferred tax assets not recognised on impairment and reversal of impairment of investments	(12.5)	13.3	0.0
Impairment of South Deep goodwill	(24.4)	(94.5)	0.0
Non-deductible interest paid	(25.5)	(24.2)	(24.2)
Non-taxable profit on disposal of investments	0.0	0.0	0.8
Non-taxable profit on buy-back of notes	0.0	0.0	6.0
Share of results of equity-accounted investees, net of taxation	(4.5)	(0.4)	(0.8)
Non-taxable gain on acquisition of Asanko	17.6	0.0	0.0
Non-taxable fair value gain on Maverix warrants	1.3	0.0	0.0
Non-taxable profit on dilution of Gold Fields' interest in Maverix	1.4	0.0	0.0
Dividend withholding tax	(15.5)	0.0	0.0
Net non-deductible expenditure and non-taxable income	(7.6)	(5.3)	(9.7)
Deferred tax raised on unremitted earnings at Tarkwa and Cerro Corona (2017: Tarkwa)	(1.1)	(9.5)	0.0
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar	(1.2)	5.2	(1.1)
Various Peruvian non-deductible expenses	(7.5)	(5.3)	(8.3)
Deferred tax assets not recognised at Cerro Corona (2017: Cerro Corona and Damang)	(14.9)	(12.9)	(34.9)
Utilisation of tax losses not previously recognised at Damang	0.0	7.1	0.0
Deferred tax assets recognised at Damang (2017: Cerro Corona and Damang)	6.5	19.8	0.0
Additional capital allowances recognised at South Deep	69.8	0.0	0.0
Deferred tax charge on change of tax rate at South Deep (2016: Peruvian and Ghanaian operations)	(10.9)	0.0	8.6
Prior year adjustments	(3.0)	(2.6)	(6.0)
Other	(0.1)	(2.5)	(0.8)
Total mining and income taxation	65.9	(173.2)	(189.5)
South African - Components of Mining and Income Tax [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
- non-mining tax	0.0	(1.2)	(1.0)
- Company and capital gains taxation	(1.1)	(1.1)	(3.9)
- prior year adjustment - current taxation	0.7	0.2	0.3
- deferred taxation	208.5	12.1	(9.5)
Foreign Taxation - Components of Mining and Income Tax [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
- prior year adjustment - current taxation	(3.7)	(2.8)	(6.3)
- deferred taxation	3.1	19.4	24.2
- current taxation	(127.9)	(199.8)	(193.3)
- dividend withholding tax	(13.7)	0.0	0.0
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 34.0% (2017: 34.0% and 2016: 34.0%) were:
Dividend withholding tax	$ (13.7)	$ 0.0	$ 0.0